UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/15

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Stock Index Fund, Inc.

ANNUAL REPORT December 31, 2015

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Stock Index Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Stock Index Fund, Inc., covering the 12-month period from January 1, 2015, through December 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

2015 was a year of varied and, at times, conflicting economic influences. On one hand, the U.S. economy continued to grow as domestic labor markets posted significant gains, housing markets recovered, and lower fuel prices put cash in consumers’ pockets. Indeed, these factors, along with low inflation, prompted the Federal Reserve Board in December to raise short-term interest rates for the first time in nearly a decade. On the other hand, the global economy continued to disappoint, particularly in China and other emerging markets, when reduced industrial demand and declining currency values sparked substantial declines in commodity prices.

Although several broad measures of stock and bond performance ended 2015 roughly unchanged, high levels of volatility prevailed across most financial markets. Among U.S. equities, moderate gains from consumer discretionary and health care stocks were balanced by pronounced weakness in the energy and materials sectors. Bonds also saw bifurcated performance, with municipal bonds and intermediate-term U.S. government securities faring well compared to high yield and emerging-markets debt.

Market volatility is likely to persist until investors see greater clarity from the global economy. We expect to see wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets in 2016, suggesting that selectivity may be an important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

January 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2015, through December 31, 2015, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended December 31, 2015, Dreyfus Stock Index Fund’s Initial shares produced a total return of 1.11%, and its Service shares produced a total return of 0.86%.1 In comparison, the fund’s benchmark, the Standard & Poor’s® 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of 1.39% for the same period.2,3

Mildly positive stock market returns during 2015 masked heightened volatility stemming from shifting economic sentiment. The differences in returns between the fund and the S&P 500 Index were primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weighting. Often considered a proxy for the stock market in general, the S&P 500 Index is made up of 500 common stocks chosen to reflect the industries of the U.S. economy. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund also may use stock index futures as a substitute for the sale or purchase of securities.

Global Economic Concerns Sparked Market Turmoil

Robust employment gains and improved consumer and business confidence helped drive the S&P 500 Index higher from the start of 2015 through the end of February despite plummeting prices of oil and other commodities. Stocks reversed course in March due to sluggish domestic economic growth stemming from severe winter weather and the impact of a strengthening U.S. dollar on exports. Indeed, U.S. GDP expanded at an anemic 0.6% annualized rate during the first quarter of 2015.

The U.S. economy regained traction in the spring with a 3.9% annualized growth rate for the second quarter, and by May the S&P 500 Index had advanced to new record highs. However, uncertainty surrounding a debt crisis in Greece and slowing economic growth in China sent stock prices lower over the summer. In August, the Chinese central bank unexpectedly devalued the country’s currency, intensifying concerns that the world’s second largest economy could be slowing more than anticipated.

U.S. economic growth decelerated to an annualized 2.0% rate during the third quarter. Stocks briefly dipped into negative territory as investors grew more risk-averse, but a strong rally in October enabled the S&P 500 Index to erase previous losses. U.S. stock prices remained volatile over the remainder of the year amid renewed worries that persistent global instability might dampen domestic economic growth. The market rebounded somewhat near year-end when the Federal Reserve Board raised short-term interest rates for the first time in nearly 10 years, ending months of uncertainty and enabling the S&P 500 Index to close 2015 with a positive total return.

DISCUSSION OF FUND PERFORMANCE (continued)

Consumer Discretionary Stocks Led Markets Higher

Although the S&P 500 Index posted a low single-digit gain for the year overall, the economic sectors that comprise the index delivered widely disparate results. The consumer discretionary sector led the market’s advance, driven higher by gains from Internet-based sellers such as Amazon.com and Netflix. Meanwhile, hotels, restaurants, and cruise lines experienced rising demand when lower energy prices put more cash in consumers’ pockets.

The information technology sector gained value amid the ongoing trend toward cloud computing, which has enabled businesses across a variety of industries to enhance their technology capabilities at an affordable cost. Some of the sector’s top performers included technology giants Facebook, Alphabet (formerly Google), and Microsoft, while computer hardware companies that rely on personal computer sales generally lagged. The health care sector continued to see rising spending from an aging population, the industry group increasingly sought to achieve economies of scale through mergers and acquisitions, and new technologies helped boost earnings for pharmaceutical developers and device manufacturers.

In contrast, the energy sector lost considerable value over the reporting period when a glut of crude oil was met with tepid demand, sending oil prices sharply lower. Offshore drillers were hit especially hard during the downturn. The materials sector also was hurt by declining commodity prices, which weighed on earnings for metals-and-mining companies. Finally, results from banks and capital markets companies in the financials sector were undermined by low longer term interest rates, rising costs, and regulatory uncertainty.

Replicating the Performance of the S&P 500 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. economic recovery appears to remain on track despite ongoing turmoil in global commodity markets. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

January 15, 2016

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals. The investment objective and policies of Dreyfus Stock Index Fund, Inc. made available through insurance products may be similar to other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2 SOURCE: LIPPER INC. – Reflects reinvestment of dividends monthly and, where applicable, capital gain distributions. The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500™, ”and “S&P 500®” are trademarks of Standard & Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by the fund to reflect the fund’s benchmark. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s does not make any representation regarding the advisability of investing in the fund.

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Stock Index Fund, Inc. Initial shares and Service shares and the Standard & Poor's 500 Composite Stock Price Index

Average Annual Total Returns as of 12/31/15
	1 Year	5 Years	10 Years
Initial shares	1.11%	12.29%	7.07%
Service shares	0.86%	12.01%	6.80%
Standard & Poor's 500 Composite Stock Price Index	1.39%	12.55%	7.30%

† Source: Lipper Inc.

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.

The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Stock Index Fund, Inc. on 12/31/05 to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date.

The fund’s Initial shares are not subject to a Rule 12b-1 fee. The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account all applicable fund fees and expenses for Initial and Service shares. The Index is a widely accepted, unmanaged index of U.S. stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Stock Index Fund, Inc. from July 1, 2015 to December 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2015
	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 1.36	$ 2.62
Ending value (after expenses)	$1,000.20	$ 999.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2015
	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 1.38	$ 2.65
Ending value (after expenses)	$1,023.84	$1,022.58

† Expenses are equal to the fund’s annualized expense ratio of .27% for Initial shares and .52% for Service shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

December 31, 2015

Common Stocks - 98.7%	Shares		Value ($)
Automobiles & Components - 1.0%
BorgWarner	25,864		1,118,101
Delphi Automotive	32,477		2,784,253
Ford Motor	447,397		6,303,824
General Motors	164,316		5,588,387
Goodyear Tire & Rubber	31,946		1,043,676
Harley-Davidson	22,098		1,003,028
Johnson Controls	74,072		2,925,103
			20,766,372
Banks - 6.0%
Bank of America	1,193,170		20,081,051
BB&T	88,499		3,346,147
Citigroup	343,585		17,780,524
Comerica	20,599		861,656
Fifth Third Bancorp	91,850		1,846,185
Huntington Bancshares	90,312		998,851
JPMorgan Chase & Co.	423,090		27,936,633
KeyCorp	95,128		1,254,738
M&T Bank	18,981		2,300,118
People's United Financial	35,987		581,190
PNC Financial Services Group	58,387		5,564,865
Regions Financial	155,591		1,493,674
SunTrust Banks	58,981		2,526,746
U.S. Bancorp	189,225		8,074,231
Wells Fargo & Co.	533,707		29,012,313
Zions Bancorporation	21,376		583,565
			124,242,487
Capital Goods - 7.2%
3M	70,762		10,659,588
Allegion	10,586		697,829
AMETEK	27,883		1,494,250
Boeing	72,400		10,468,316
Caterpillar	67,021		4,554,747
Cummins	19,353		1,703,258
Danaher	67,913		6,307,759
Deere & Co.	35,637	[a]	2,718,034
Dover	18,648	[a]	1,143,309
Eaton	53,250		2,771,130

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Capital Goods - 7.2% (continued)
Emerson Electric	76,186		3,643,976
Fastenal	31,763	[a]	1,296,566
Flowserve	16,046		675,216
Fluor	17,060		805,573
General Dynamics	34,653		4,759,936
General Electric	1,083,706		33,757,442
Honeywell International	88,611		9,177,441
Illinois Tool Works	37,642		3,488,661
Ingersoll-Rand	29,715		1,642,942
Jacobs Engineering Group	14,962	[b]	627,656
L-3 Communications Holdings	9,027		1,078,817
Lockheed Martin	30,379		6,596,800
Masco	38,994		1,103,530
Northrop Grumman	20,978		3,960,856
PACCAR	39,809		1,886,947
Parker Hannifin	15,813		1,533,545
Pentair	20,450		1,012,889
Precision Castparts	15,762		3,656,942
Quanta Services	18,630	[a,b]	377,258
Raytheon	34,624		4,311,727
Rockwell Automation	15,145		1,554,028
Rockwell Collins	15,332		1,415,144
Roper Technologies	11,636		2,208,396
Snap-on	6,446		1,105,038
Stanley Black & Decker	17,590		1,877,381
Textron	31,959		1,342,598
United Rentals	10,772	[b]	781,401
United Technologies	94,519		9,080,440
W.W. Grainger	6,759	[a]	1,369,306
Xylem	21,717		792,671
			149,439,343
Commercial & Professional Services - .7%
ADT	20,398	[a]	672,726
Cintas	10,784		981,883
Dun & Bradstreet	3,879		403,144
Equifax	13,808		1,537,797
Nielsen Holdings	42,172		1,965,215
Pitney Bowes	22,770		470,201
Republic Services	28,367		1,247,864

Common Stocks - 98.7% (continued)	Shares		Value ($)
Commercial & Professional Services - .7% (continued)
Robert Half International	14,809		698,096
Stericycle	9,422	[b]	1,136,293
Tyco International	46,954		1,497,363
Verisk Analytics	17,693	[b]	1,360,238
Waste Management	48,458		2,586,203
			14,557,023
Consumer Durables & Apparel - 1.4%
Coach	32,286		1,056,721
D.R. Horton	38,365		1,228,831
Fossil Group	5,477	[a,b]	200,239
Garmin	14,074	[a]	523,131
Hanesbrands	46,150	[a]	1,358,195
Harman International Industries	7,813		736,063
Hasbro	12,467		839,777
Leggett & Platt	16,111		676,984
Lennar, Cl. A	19,364	[a]	947,093
Mattel	40,124		1,090,169
Michael Kors Holdings	22,330	[b]	894,540
Mohawk Industries	7,154	[b]	1,354,896
Newell Rubbermaid	31,745		1,399,320
NIKE, Cl. B	154,850		9,678,125
PulteGroup	38,595		687,763
PVH	9,208		678,169
Ralph Lauren	7,083		789,613
Under Armour, Cl. A	20,503	[a,b]	1,652,747
VF	39,349		2,449,475
Whirlpool	8,885		1,304,940
			29,546,791
Consumer Services - 1.9%
Carnival	52,796		2,876,326
Chipotle Mexican Grill	3,511	[b]	1,684,753
Darden Restaurants	13,043		830,057
H&R Block	27,265		908,197
Marriott International, Cl. A	22,785	[a]	1,527,506
McDonald's	105,600		12,475,584
Royal Caribbean Cruises	19,334		1,956,794
Starbucks	169,737		10,189,312
Starwood Hotels & Resorts Worldwide	19,883	[c]	1,377,494
Wyndham Worldwide	13,500		980,775

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Consumer Services - 1.9% (continued)
Wynn Resorts	9,218	[a]	637,793
Yum! Brands	48,869		3,569,880
			39,014,471
Diversified Financials - 4.9%
Affiliated Managers Group	6,403	[b]	1,022,943
American Express	96,166		6,688,345
Ameriprise Financial	20,356		2,166,286
Bank of New York Mellon	126,737		5,224,099
Berkshire Hathaway, Cl. B	215,125	[b]	28,405,105
BlackRock	14,617		4,977,381
Capital One Financial	61,186		4,416,405
Charles Schwab	136,540		4,496,262
CME Group	38,495		3,487,647
Discover Financial Services	50,304		2,697,300
E*TRADE Financial	33,219	[b]	984,611
Franklin Resources	44,589		1,641,767
Goldman Sachs Group	45,876		8,268,231
Intercontinental Exchange	13,638		3,494,874
Invesco	48,435		1,621,604
Legg Mason	11,458		449,497
Leucadia National	37,644		654,629
McGraw-Hill Financial	31,287		3,084,272
Moody's	19,904		1,997,167
Morgan Stanley	174,346		5,545,946
Nasdaq	13,483		784,306
Navient	46,411		531,406
Northern Trust	24,739		1,783,435
State Street	46,454		3,082,687
Synchrony Financial	95,063	[b]	2,890,866
T. Rowe Price Group	28,922		2,067,634
			102,464,705
Energy - 6.4%
Anadarko Petroleum	57,658		2,801,026
Apache	42,821		1,904,250
Baker Hughes	50,024		2,308,608
Cabot Oil & Gas	46,313		819,277
Cameron International	21,954	[b]	1,387,493
Chesapeake Energy	58,371	[a]	262,670
Chevron	216,086		19,439,097

Common Stocks - 98.7% (continued)	Shares		Value ($)
Energy - 6.4% (continued)
Cimarex Energy	10,630		950,109
Columbia Pipeline Group	44,122		882,440
ConocoPhillips	141,703		6,616,113
CONSOL Energy	26,877	[a]	212,328
Devon Energy	43,899		1,404,768
Diamond Offshore Drilling	8,510	[a]	179,561
Ensco	26,495		407,758
EOG Resources	62,452		4,420,977
EQT	17,150		894,030
Exxon Mobil	478,092		37,267,271
FMC Technologies	26,933	[b]	781,326
Halliburton	96,616		3,288,809
Helmerich & Payne	12,113	[a]	648,651
Hess	28,143		1,364,373
Kinder Morgan	209,931		3,132,171
Marathon Oil	76,211		959,496
Marathon Petroleum	61,455		3,185,827
Murphy Oil	18,555		416,560
National Oilwell Varco	44,242		1,481,665
Newfield Exploration	18,007	[b]	586,308
Noble Energy	48,441		1,595,162
Occidental Petroleum	87,152		5,892,347
ONEOK	24,138		595,243
Phillips 66	54,797		4,482,395
Pioneer Natural Resources	16,885		2,117,041
Range Resources	19,536	[a]	480,781
Schlumberger	144,555		10,082,711
Southwestern Energy	43,673	[a,b]	310,515
Spectra Energy	75,417		1,805,483
Tesoro	13,979		1,472,967
Transocean	38,519	[a]	476,865
Valero Energy	55,397		3,917,122
Williams	76,471		1,965,305
			133,196,899
Food & Staples Retailing - 2.3%
Costco Wholesale	49,772		8,038,178
CVS Health	127,234		12,439,668
Kroger	110,747		4,632,547
Sysco	60,482		2,479,762

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Food & Staples Retailing - 2.3% (continued)
Walgreens Boots Alliance	99,718		8,491,486
Wal-Mart Stores	179,027		10,974,355
Whole Foods Market	40,722		1,364,187
			48,420,183
Food, Beverage & Tobacco - 5.6%
Altria Group	225,116		13,104,002
Archer-Daniels-Midland	69,544		2,550,874
Brown-Forman, Cl. B	12,220		1,213,202
Campbell Soup	20,302		1,066,870
Coca-Cola	449,410		19,306,654
Coca-Cola Enterprises	24,965		1,229,277
ConAgra Foods	49,554		2,089,197
Constellation Brands, Cl. A	19,617		2,794,245
Dr. Pepper Snapple Group	21,743		2,026,448
General Mills	68,908		3,973,235
Hershey	17,230		1,538,122
Hormel Foods	15,924		1,259,270
J.M. Smucker	13,656		1,684,331
Kellogg	29,447		2,128,135
Keurig Green Mountain	14,151	[a]	1,273,307
Kraft Heinz	67,903		4,940,622
McCormick & Co.	13,266		1,135,039
Mead Johnson Nutrition	23,273		1,837,403
Molson Coors Brewing, Cl. B	18,306		1,719,300
Mondelez International, Cl. A	182,716		8,192,985
Monster Beverage	17,343	[b]	2,583,413
PepsiCo	168,089		16,795,453
Philip Morris International	177,889		15,638,222
Reynolds American	95,097		4,388,727
Tyson Foods, Cl. A	33,903		1,808,047
			116,276,380
Health Care Equipment & Services - 4.9%
Abbott Laboratories	171,268		7,691,646
Aetna	40,148		4,340,802
AmerisourceBergen	22,502		2,333,682
Anthem	29,868		4,164,794
Baxter International	62,312		2,377,203
Becton Dickinson & Co.	24,180		3,725,896
Boston Scientific	154,263	[b]	2,844,610

Common Stocks - 98.7% (continued)	Shares		Value ($)
Health Care Equipment & Services - 4.9% (continued)
C.R. Bard	8,455		1,601,715
Cardinal Health	37,465		3,344,501
Cerner	35,160	[b]	2,115,577
Cigna	29,120		4,261,130
DaVita HealthCare Partners	19,323	[b]	1,347,006
DENTSPLY International	15,552		946,339
Edwards Lifesciences	24,030	[b]	1,897,889
Express Scripts Holding	76,986	[b]	6,729,346
HCA Holdings	36,441	[b]	2,464,505
Henry Schein	9,484	[b]	1,500,274
Humana	16,965		3,028,422
Intuitive Surgical	4,173	[b]	2,279,126
Laboratory Corporation of America Holdings	11,446	[b]	1,415,183
McKesson	26,517		5,229,948
Medtronic	161,480		12,421,042
Patterson	9,314		421,086
Quest Diagnostics	16,325		1,161,361
St. Jude Medical	31,795		1,963,977
Stryker	36,061		3,351,509
Tenet Healthcare	10,967	[b]	332,300
UnitedHealth Group	109,449		12,875,580
Universal Health Services, Cl. B	10,362		1,238,155
Varian Medical Systems	11,718	[a,b]	946,814
Zimmer Biomet Holdings	19,489		1,999,377
			102,350,795
Household & Personal Products - 2.0%
Church & Dwight	12,662		1,074,751
Clorox	14,869		1,885,835
Colgate-Palmolive	102,615		6,836,211
Estee Lauder, Cl. A	25,196		2,218,760
Kimberly-Clark	41,569		5,291,734
Procter & Gamble	312,330		24,802,125
			42,109,416
Insurance - 2.7%
ACE	36,800		4,300,080
Aflac	49,398		2,958,940
Allstate	44,563		2,766,917
American International Group	142,435		8,826,697
Aon	31,525		2,906,920

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Insurance - 2.7% (continued)
Assurant	8,010		645,125
Chubb	25,924		3,438,559
Cincinnati Financial	17,282		1,022,576
Hartford Financial Services Group	48,774		2,119,718
Lincoln National	29,369		1,476,086
Loews	33,515		1,286,976
Marsh & McLennan	60,027		3,328,497
MetLife	127,281		6,136,217
Principal Financial Group	30,769		1,383,990
Progressive	66,745		2,122,491
Prudential Financial	51,214		4,169,332
Torchmark	14,075		804,527
Travelers	35,535		4,010,480
Unum Group	28,026		932,986
XL Group	34,603		1,355,746
			55,992,860
Materials - 2.7%
Air Products & Chemicals	21,700		2,823,387
Airgas	7,470		1,033,250
Alcoa	149,219		1,472,792
Avery Dennison	9,843		616,762
Ball	15,272		1,110,733
CF Industries Holdings	27,715		1,131,049
Dow Chemical	129,342		6,658,526
E.I. du Pont de Nemours & Co.	100,778		6,711,815
Eastman Chemical	16,508		1,114,455
Ecolab	30,331		3,469,260
FMC	15,196		594,619
Freeport-McMoRan	131,679	[a]	891,467
International Flavors & Fragrances	9,135		1,092,911
International Paper	47,984		1,808,997
LyondellBasell Industries, Cl. A	41,379		3,595,835
Martin Marietta Materials	7,638	[a]	1,043,198
Monsanto	50,223		4,947,970
Mosaic	38,426		1,060,173
Newmont Mining	60,050		1,080,300
Nucor	36,646		1,476,834
Owens-Illinois	18,700	[b]	325,754
PPG Industries	30,891		3,052,649

Common Stocks - 98.7% (continued)	Shares		Value ($)
Materials - 2.7% (continued)
Praxair	32,558		3,333,939
Sealed Air	22,745		1,014,427
Sherwin-Williams	9,315		2,418,174
Vulcan Materials	15,265		1,449,717
WestRock	29,965		1,367,027
			56,696,020
Media - 3.0%
Cablevision Systems, Cl. A	25,862		824,998
CBS, Cl. B	49,920		2,352,730
Comcast, Cl. A	280,666		15,837,982
Discovery Communications, Cl. A	17,330	[a,b]	462,364
Discovery Communications, Cl. C	31,593	[b]	796,775
Interpublic Group of Companies	47,279		1,100,655
News Corp., Cl. A	43,737		584,326
News Corp., Cl. B	12,058		168,330
Omnicom Group	27,882		2,109,552
Scripps Networks Interactive	11,252	[a]	621,223
TEGNA	25,422		648,769
Time Warner	91,912		5,943,949
Time Warner Cable	32,178		5,971,915
Twenty-First Century Fox, Cl. A	134,774		3,660,462
Twenty-First Century Fox, Cl. B	49,216		1,340,152
Viacom, Cl. B	40,744		1,677,023
Walt Disney	174,866		18,374,919
			62,476,124
Pharmaceuticals, Biotechnology & Life Sciences - 10.0%
AbbVie	189,062		11,200,033
Agilent Technologies	38,392		1,605,170
Alexion Pharmaceuticals	25,634	[b]	4,889,686
Allergan	45,244	[b]	14,138,750
Amgen	86,584		14,055,181
Baxalta	62,312		2,432,037
Biogen	25,447	[b]	7,795,688
Bristol-Myers Squibb	191,543		13,176,243
Celgene	90,382	[b]	10,824,148
Eli Lilly & Co.	112,038		9,440,322
Endo International	22,950	[b]	1,404,999
Gilead Sciences	165,662		16,763,338
Illumina	16,512	[b]	3,169,396

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 10.0% (continued)
Johnson & Johnson	317,722		32,636,404
Mallinckrodt	13,102	[b]	977,802
Merck & Co.	321,937		17,004,712
Mylan	46,836	[b]	2,532,423
PerkinElmer	12,525		670,964
Perrigo	16,627		2,405,927
Pfizer	708,826		22,880,903
Regeneron Pharmaceuticals	8,820	[b]	4,788,113
Thermo Fisher Scientific	45,471		6,450,061
Vertex Pharmaceuticals	28,192	[b]	3,547,399
Waters	9,287	[b]	1,249,844
Zoetis	52,505		2,516,040
			208,555,583
Real Estate - 2.7%
American Tower	48,206	[c]	4,673,572
Apartment Investment & Management, Cl. A	17,704	[c]	708,691
AvalonBay Communities	15,696	[c]	2,890,104
Boston Properties	17,426	[c]	2,222,512
CBRE Group, Cl. A	31,844	[b]	1,101,166
Crown Castle International	38,455	[c]	3,324,435
Equinix	7,099	[c]	2,146,738
Equity Residential	41,873	[c]	3,416,418
Essex Property Trust	7,449	[c]	1,783,365
General Growth Properties	66,834	[c]	1,818,553
HCP	52,317	[a,c]	2,000,602
Host Hotels & Resorts	86,035	[c]	1,319,777
Iron Mountain	21,589	[c]	583,119
Kimco Realty	48,688	[c]	1,288,284
Macerich	15,934	[c]	1,285,714
Plum Creek Timber	20,051	[c]	956,834
Prologis	60,107	[c]	2,579,792
Public Storage	16,772	[c]	4,154,424
Realty Income	28,493	[a,c]	1,471,094
Simon Property Group	35,570	[c]	6,916,231
SL Green Realty	11,356	[c]	1,283,001
Ventas	37,280	[c]	2,103,710
Vornado Realty Trust	20,276	[c]	2,026,789
Welltower	39,961	[c]	2,718,547

Common Stocks - 98.7% (continued)	Shares		Value ($)
Real Estate - 2.7% (continued)
Weyerhaeuser	59,327	[c]	1,778,623
			56,552,095
Retailing - 5.5%
Advance Auto Parts	8,339		1,255,103
Amazon.com	44,135	[b]	29,830,405
AutoNation	7,677	[b]	458,010
AutoZone	3,509	[b]	2,603,362
Bed Bath & Beyond	19,582	[a,b]	944,832
Best Buy	33,911		1,032,590
CarMax	24,353	[b]	1,314,331
Dollar General	34,074		2,448,898
Dollar Tree	26,002	[b]	2,007,874
Expedia	13,366		1,661,394
GameStop, Cl. A	13,468	[a]	377,643
Gap	27,197	[a]	671,766
Genuine Parts	17,607		1,512,265
Home Depot	145,697		19,268,428
Kohl's	22,766		1,084,345
L Brands	29,291		2,806,664
Lowe's	105,192		7,998,800
Macy's	37,806		1,322,454
Netflix	49,033	[b]	5,608,395
Nordstrom	16,098	[a]	801,841
O'Reilly Automotive	11,506	[b]	2,915,851
Priceline Group	5,723	[b]	7,296,539
Ross Stores	46,842		2,520,568
Signet Jewelers	9,133		1,129,661
Staples	70,943		671,830
Target	70,870		5,145,871
The TJX Companies	77,098		5,467,019
Tiffany & Co.	13,113		1,000,391
Tractor Supply	15,304		1,308,492
TripAdvisor	12,531	[b]	1,068,268
Urban Outfitters	10,670	[b]	242,743
			113,776,633
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices	36,000		1,991,520
Applied Materials	132,307		2,470,172
Avago Technologies	30,086	[a]	4,366,983

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 2.4% (continued)
Broadcom, Cl. A	64,348		3,720,601
First Solar	8,210	[a,b]	541,778
Intel	540,258		18,611,888
KLA-Tencor	17,972		1,246,358
Lam Research	17,927	[a]	1,423,762
Linear Technology	27,188		1,154,674
Microchip Technology	22,945	[a]	1,067,860
Micron Technology	124,026	[b]	1,756,208
NVIDIA	59,830		1,971,997
Qorvo	16,881	[b]	859,243
Skyworks Solutions	21,881		1,681,117
Texas Instruments	117,195		6,423,458
Xilinx	29,317		1,377,019
			50,664,638
Software & Services - 12.2%
Accenture, Cl. A	71,792		7,502,264
Activision Blizzard	57,068		2,209,102
Adobe Systems	56,747	[b]	5,330,813
Akamai Technologies	20,461	[b]	1,076,862
Alliance Data Systems	7,100	[b]	1,963,647
Alphabet, Cl. A	33,446	[b]	26,021,322
Alphabet, Cl. C	34,111	[b]	25,886,156
Autodesk	26,509	[b]	1,615,193
Automatic Data Processing	53,637		4,544,127
CA	37,391		1,067,887
Citrix Systems	17,872	[b]	1,352,017
Cognizant Technology Solutions, Cl. A	69,292	[b]	4,158,906
CSRA	15,665		469,950
eBay	125,460	[b]	3,447,641
Electronic Arts	35,159	[b]	2,416,126
Facebook, Cl. A	260,643	[b]	27,278,896
Fidelity National Information Services	32,091		1,944,715
Fiserv	26,792	[b]	2,450,396
International Business Machines	102,888		14,159,447
Intuit	30,375		2,931,188
MasterCard Cl. A	113,843		11,083,754
Microsoft	917,339		50,893,968
Oracle	367,956		13,441,433
Paychex	36,920		1,952,699

Common Stocks - 98.7% (continued)	Shares		Value ($)
Software & Services - 12.2% (continued)
PayPal Holdings	127,592		4,618,830
Red Hat	20,631	[b]	1,708,453
salesforce.com	70,785	[b]	5,549,544
Symantec	79,203		1,663,263
Teradata	16,962	[b]	448,136
Total System Services	19,374		964,825
VeriSign	11,303	[b]	987,430
Visa, Cl. A	222,676		17,268,524
Western Union	58,351		1,045,066
Xerox	109,822		1,167,408
Yahoo!	98,164	[b]	3,264,935
			253,884,923
Technology Hardware & Equipment - 5.8%
Amphenol, Cl. A	34,955		1,825,700
Apple	641,067		67,478,712
Cisco Systems	582,874		15,827,943
Corning	140,056		2,560,224
EMC	221,392		5,685,347
F5 Networks	8,030	[b]	778,589
FLIR Systems	15,671		439,885
Harris	13,952		1,212,429
Hewlett Packard Enterprise	207,102		3,147,950
HP	207,102		2,452,088
Juniper Networks	40,045		1,105,242
Motorola Solutions	18,129		1,240,930
NetApp	35,140		932,264
QUALCOMM	173,067		8,650,754
SanDisk	23,362		1,775,278
Seagate Technology	34,521	[a]	1,265,540
TE Connectivity	44,500		2,875,145
Western Digital	26,264		1,577,153
			120,831,173
Telecommunication Services - 2.4%
AT&T	706,441		24,308,635
CenturyLink	63,512		1,597,962
Frontier Communications	130,416		609,043
Level 3 Communications	32,189	[b]	1,749,794
Verizon Communications	467,259		21,596,711
			49,862,145

STATEMENT OF INVESTMENTS (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Transportation - 2.1%
American Airlines Group	71,964		3,047,675
C.H. Robinson Worldwide	16,614		1,030,400
CSX	113,645		2,949,088
Delta Air Lines	90,845		4,604,933
Expeditors International of Washington	22,623		1,020,297
FedEx	30,114		4,486,685
J.B. Hunt Transport Services	10,485		769,180
Kansas City Southern	12,642		943,978
Norfolk Southern	34,629		2,929,267
Ryder System	5,791		329,103
Southwest Airlines	75,303		3,242,547
Union Pacific	99,069		7,747,196
United Continental Holdings	43,507	[b]	2,492,951
United Parcel Service, Cl. B	79,699		7,669,435
			43,262,735
Utilities - 2.9%
AES	73,476		703,165
AGL Resources	13,717		875,282
Ameren	28,200		1,219,086
American Electric Power	55,081		3,209,570
CenterPoint Energy	51,085		937,921
CMS Energy	31,169		1,124,578
Consolidated Edison	33,711		2,166,606
Dominion Resources	68,302		4,619,947
DTE Energy	20,625		1,653,919
Duke Energy	78,844		5,628,673
Edison International	37,473		2,218,776
Entergy	21,033		1,437,816
Eversource Energy	35,807		1,828,664
Exelon	105,187		2,921,043
FirstEnergy	47,668		1,512,506
NextEra Energy	52,487		5,452,874
NiSource	35,222		687,181
NRG Energy	38,491		453,039
Pepco Holdings	30,441		791,770
PG&E	56,251		2,991,991
Pinnacle West Capital	12,878		830,373
PPL	76,949		2,626,269
Public Service Enterprise Group	58,233		2,253,035

Common Stocks - 98.7% (continued)	Shares		Value ($)
Utilities - 2.9% (continued)
SCANA	15,703		949,874
Sempra Energy	26,865		2,525,579
Southern	104,323		4,881,273
TECO Energy	26,102		695,618
WEC Energy Group	37,067		1,901,908
Xcel Energy	57,487		2,064,358
			61,162,694
Total Common Stocks (cost $925,385,771)			2,056,102,488
Short-Term Investments - .1%	Principal Amount ($)		Value ($)
U.S. Treasury Bills
0.14%, 3/17/16	635,000	[d]	634,882
0.03%, 2/25/16	465,000	[d]	464,954
(cost $1,099,788)			1,099,836
Other Investment - .6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $12,670,872)	12,670,872	[e]	12,670,872
Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund (cost $6,753,514)	6,753,514	[e]	6,753,514
Total Investments (cost $945,909,945)	99.7%		2,076,626,710
Cash and Receivables (Net)	.3%		7,110,921
Net Assets	100.0%		2,083,737,631

aSecurity, or portion thereof, on loan. At December 31, 2015, the value of the fund’s securities on loan was $31,761,102 and the value of the collateral held by the fund was $32,672,942 consisting of cash collateral of $6,753,514 and U.S. Government & Agency securities valued at $25,919,428.
bNon-income producing security.
cInvestment in real estate investment trust.
dHeld by or on behalf of a counterparty for open financial futures contracts.
eInvestment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	12.2
Pharmaceuticals, Biotechnology & Life Sciences	10.0
Capital Goods	7.2
Energy	6.4
Banks	6.0
Technology Hardware & Equipment	5.8
Food, Beverage & Tobacco	5.6
Retailing	5.5
Diversified Financials	4.9
Health Care Equipment & Services	4.9
Media	3.0
Utilities	2.9
Insurance	2.7
Materials	2.7
Real Estate	2.7
Semiconductors & Semiconductor Equipment	2.4
Telecommunication Services	2.4
Food & Staples Retailing	2.3
Transportation	2.1
Household & Personal Products	2.0
Consumer Services	1.9
Consumer Durables & Apparel	1.4
Automobiles & Components	1.0
Short-Term/Money Market Investments	1.0
Commercial & Professional Services	.7
99.7

† Based on net assets.

See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

December 31, 2015

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized (Depreciation) at 12/31/2015 ($)

Financial Futures Long
Standard & Poor's 500 E-mini	153	15,570,810	March 2016	(35,121)
Gross Unrealized Depreciation				(35,121)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $31,761,102)—Note 1(b):
Unaffiliated issuers	926,485,559	2,057,202,324
Affiliated issuers	19,424,386	19,424,386
Cash		27,986,341
Dividends, interest and securities lending income receivable		2,768,336
Prepaid expenses		12,217
		2,107,393,604
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		482,137
Payable for shares of Common Stock redeemed		15,876,248
Liability for securities on loan—Note 1(b)		6,753,514
Payable for investment securities purchased		205,500
Payable for futures variation margin—Note 4		174,536
Accrued expenses		164,038
		23,655,973
Net Assets ($)		2,083,737,631
Composition of Net Assets ($):
Paid-in capital		916,552,818
Accumulated undistributed investment income—net		2,397,015
Accumulated net realized gain (loss) on investments		34,106,154
Accumulated net unrealized appreciation (depreciation) on investments [including ($35,121) net unrealized (depreciation) on financial futures]		1,130,681,644
Net Assets ($)		2,083,737,631

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	1,880,693,737	203,043,894
Shares Outstanding	43,309,704	4,670,370
Net Asset Value Per Share ($)	43.42	43.47

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	44,247,010
Affiliated issuers	21,537
Income from securities lending—Note 1(b)	127,700
Interest	703
Total Income	44,396,950
Expenses:
Management fee—Note 3(a)	5,228,464
Distribution fees—Note 3(b)	540,554
Directors’ fees and expenses—Note 3(d)	149,030
Prospectus and shareholders’ reports	142,562
Professional fees	85,086
Loan commitment fees—Note 2	21,257
Shareholder servicing costs—Note 3(c)	12,203
Registration fees	2,358
Miscellaneous	182,226
Total Expenses	6,363,740
Less—reduction in fees due to earnings credits—Note 3(c)	(5)
Net Expenses	6,363,735
Investment Income—Net	38,033,215
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	77,551,821
Net realized gain (loss) on financial futures	569,599
Net Realized Gain (Loss)	78,121,420
Net unrealized appreciation (depreciation) on investments	(91,800,334)
Net unrealized appreciation (depreciation) on financial futures	(135,971)
Net Unrealized Appreciation (Depreciation)	(91,936,305)
Net Realized and Unrealized Gain (Loss) on Investments	(13,814,885)
Net Increase in Net Assets Resulting from Operations	24,218,330

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015	2014
Operations ($):
Investment income—net	38,033,215	35,964,660
Net realized gain (loss) on investments	78,121,420	60,577,665
Net unrealized appreciation (depreciation) on investments	(91,936,305)	166,059,427
Net Increase (Decrease) in Net Assets Resulting from Operations	24,218,330	262,601,752
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(34,900,712)	(32,486,811)
Service Shares	(3,321,783)	(3,496,374)
Net realized gain on investments:
Initial Shares	(53,808,935)	(21,174,073)
Service Shares	(6,088,629)	(2,747,658)
Total Dividends	(98,120,059)	(59,904,916)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	213,837,562	178,069,463
Service Shares	12,117,429	15,253,576
Dividends reinvested:
Initial Shares	88,709,647	53,660,884
Service Shares	9,410,412	6,244,032
Cost of shares redeemed:
Initial Shares	(310,357,317)	(255,053,283)
Service Shares	(45,945,352)	(49,284,189)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(32,227,619)	(51,109,517)
Total Increase (Decrease) in Net Assets	(106,129,348)	151,587,319
Net Assets ($):
Beginning of Period	2,189,866,979	2,038,279,660
End of Period	2,083,737,631	2,189,866,979
Undistributed investment income—net	2,397,015	42,071
Capital Share Transactions (Shares):
Initial Shares
Shares sold	4,841,013	4,171,268
Shares issued for dividends reinvested	2,036,868	1,273,338
Shares redeemed	(7,033,064)	(6,014,440)
Net Increase (Decrease) in Shares Outstanding	(155,183)	(569,834)
Service Shares
Shares sold	277,303	357,107
Shares issued for dividends reinvested	215,621	148,424
Shares redeemed	(1,030,819)	(1,160,923)
Net Increase (Decrease) in Shares Outstanding	(537,895)	(655,392)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

	Year Ended December 31,
Initial Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	44.99	40.84	31.86	29.48	29.67
Investment Operations:
Investment income—net[a]	.80	.74	.66	.63	.54
Net realized and unrealized gain (loss) on investments	(.32)	4.65	9.39	3.95	.02
Total from Investment Operations	.48	5.39	10.05	4.58	.56
Distributions:
Dividends from investment income—net	(.81)	(.75)	(.68)	(.64)	(.55)
Dividends from net realized gain on investments	(1.24)	(.49)	(.39)	(1.56)	(.20)
Total Distributions	(2.05)	(1.24)	(1.07)	(2.20)	(.75)
Net asset value, end of period	43.42	44.99	40.84	31.86	29.48
Total Return (%)	1.11	13.42	32.02	15.74	1.88
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.27	.27	.29	.28	.27
Ratio of net expenses to average net assets	.27	.27	.29	.28	.27
Ratio of net investment income to average net assets	1.81	1.76	1.82	2.02	1.81
Portfolio Turnover Rate	3.74	1.59	3.76	3.13	3.27
Net Assets, end of period ($ x 1,000)	1,880,694	1,955,325	1,798,538	1,541,577	1,487,417

a Based on average shares outstanding.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended December 31,
Service Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	45.03	40.89	31.90	29.51	29.70
Investment Operations:
Investment income—net[a]	.69	.64	.57	.56	.47
Net realized and unrealized gain (loss) on investments	(.31)	4.63	9.40	3.96	.02
Total from Investment Operations	.38	5.27	9.97	4.52	.49
Distributions:
Dividends from investment income—net	(.70)	(.64)	(.59)	(.57)	(.48)
Dividends from net realized gain on investments	(1.24)	(.49)	(.39)	(1.56)	(.20)
Total Distributions	(1.94)	(1.13)	(.98)	(2.13)	(.68)
Net asset value, end of period	43.47	45.03	40.89	31.90	29.51
Total Return (%)	.86	13.10	31.71	15.47	1.62
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52	.52	.54	.53	.52
Ratio of net expenses to average net assets	.52	.52	.54	.53	.52
Ratio of net investment income to average net assets	1.56	1.50	1.57	1.78	1.56
Portfolio Turnover Rate	3.74	1.59	3.76	3.13	3.27
Net Assets, end of period ($ x 1,000)	203,044	234,542	239,742	185,127	168,177

a Based on average shares outstanding.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the total return of the Standard & Poor’s 500® Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), an indirect wholly-owned subsidiary of BNY Mellon, serves as the fund’s index manager.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a Shareholder Services Plan fee and Service shares are subject to a Distribution Plan fee. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, Shareholder Services Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2015 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investment in Securities:
Equity Securities-Domestic Common Stocks†	2,049,303,546	-	-	2,049,303,546
Equity Securities- Foreign Common Stocks†	6,798,942	-	-	6,798,942
Mutual Funds	19,424,386	-	-	19,424,386
U.S. Treasury	-	1,099,836	-	1,099,836
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(35,121)	-	-	(35,121)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end.

At December 31, 2015, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended December 31, 2015, The Bank of New York Mellon earned $31,838 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended December 31, 2015 were as follows:

Affiliated Investment Company	Value 12/31/2014 ($)	Purchases ($)	Sales ($)	Value 12/31/2015 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	19,877,173	207,751,565	214,957,866	12,670,872.6
Dreyfus Institutional Cash Advantage Fund	5,130,668	113,369,945	111,747,099	6,753,514.3
Total	25,007,841	321,121,510	326,704,965	19,424,386.9

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the fund did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS (continued)

Each tax year in the four-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2015, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $3,275,330, undistributed capital gains $72,803,751 and unrealized appreciation $1,091,027,213.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2015 and December 31, 2014 were as follows: ordinary income $39,952,720 and $39,882,668, and long-term capital gains $58,167,339 and $20,022,248, respectively.

During the period ended December 31, 2015, as a result of permanent book to tax differences, primarily due to a tax basis deemed dividend, the fund increased accumulated undistributed investment income-net by $2,544,224 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $480 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Index-Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to an index management agreement (the “Index Agreement”), Dreyfus has agreed to pay Mellon Capital a monthly index-management fee at the annual rate of .095% of the value of the fund’s average daily net assets. Pursuant to the Index Agreement, Mellon Capital pays the Custodian for its services to the fund.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2015, Service shares were charged $540,554 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended December 31, 2015, Initial shares were charged $10,689 pursuant to the Shareholders Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2015, the fund was charged $1,408 for transfer agency services and $106 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $5.

During the period ended December 31, 2015, the fund was charged $10,946 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $434,992, Distribution Plan fees $43,383, Shareholder Services Plan fees $1,000, Chief Compliance Officer fees $2,647 and transfer agency fees $115.

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended December 31, 2015, amounted to $78,730,579 and $174,540,274, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended December 31, 2015 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at December 31, 2015 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2015:

Average Market Value ($)
Equity financial futures	23,425,292

At December 31, 2015, the cost of investments for federal income tax purposes was $985,599,497; accordingly, accumulated net unrealized appreciation on investments was $1,091,027,213, consisting of

$1,176,994,827 gross unrealized appreciation and $85,967,614 gross unrealized depreciation.

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”). The cases allege that Tribune took on billions of dollars of debt in the LBO to purchase its own stock from shareholders at $34 per share. The LBO was closed in a two-step transaction with shares being repurchased by Tribune in a tender offer in June 2007 and in a go-private merger in December 2007. In 2008, approximately one year after the LBO was concluded, Tribune filed for bankruptcy protection under Chapter 11. Thereafter, in approximately June 2011, certain Tribune creditors filed dozens of complaints in various courts throughout the country alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims. These cases have been consolidated for coordinated pre-trial proceedings in a multi-district litigation in the United States District Court for the Southern District of New York titled In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On March 27, 2013, the Tribune MDL was reassigned from Judge William H. Pauley to Judge Richard J. Sullivan. No explanation was given for the reassignment.

In addition, there was a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors Committee of the Tribune Company that has since been transferred to the Tribune MDL (formerly The Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, et al., Bankr. D. Del. Adv. Pro. No. 10-54010 (KJC)) (“FitzSimons case”). The case was originally filed on November 1, 2010. In a Fourth Amended Complaint filed in November 2012, among other claims, the Creditors Committee sought recovery under the Bankruptcy Code for alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, and a defendants’ class of all shareholders who tendered their Tribune stock in the LBO and received cash in exchange. There were 35 other counts in the Fourth Amended Complaint that did not relate to claims against Shareholder Defendants, but instead were brought against parties directly involved in approval or execution of the leveraged buyout. On January 10, 2013, pursuant to the Tribune bankruptcy plan, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor

NOTES TO FINANCIAL STATEMENTS (continued)

plaintiff to the Creditors Committee in this case. The case is now proceeding as: Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS). On August 1, 2013, the plaintiff filed a Fifth Amended Complaint with the Court. The Fifth Amended Complaint contains more detailed allegations regarding the steps Tribune took in consideration and execution of the LBO, but does not change the legal basis for the claim previously alleged against the Shareholder Defendants.

On November 6, 2012, a motion to dismiss was filed in the Tribune MDL. Oral argument on the motion to dismiss was held on May 23, 2013. On September 23, 2013, Judge Sullivan granted the motion to dismiss on standing grounds, after rejecting defendants’ preemption arguments. By granting the motion, Judge Sullivan dismissed nearly 50 cases in the Tribune MDL. The fund was a defendant in at least one of the dismissed cases. The motion had no effect on the FitzSimons case, which had been stayed.

On September 30, 2013, plaintiffs appealed the motion to dismiss decision to the U.S. Court of Appeals for the Second Circuit. On October 28, 2013, certain defendants cross-appealed from Judge Sullivan’s decision, seeking review of the arguments that Judge Sullivan rejected in his decision. Briefing on the appeal and cross appeal was completed in April 2014. Oral argument before the Second Circuit took place on November 5, 2014, and, as of January 25, 2016, no decision has been made on the appeals.

On November 11, 2013, Judge Sullivan entered Master Case Order No. 4 in the Tribune MDL. Master Case Order No. 4 addressed numerous procedural and administrative tasks for the cases that remain in the Tribune MDL, including the FitzSimons case. Pursuant to Master Case Order No. 4, the parties – through their executive committees and liaison counsel – attempted to negotiate a protocol for motions to dismiss and other procedural issues, and submitted rival proposals to the Court. On April 24, 2014, the Court entered an order setting a schedule for the first motions to dismiss in the FitzSimons case. Pursuant to that schedule, a “global” motion to dismiss the fraudulent transfer claim asserted against the Shareholder Defendants, which applies equally to all Shareholder Defendants including the fund, was filed on May 23, 2014. Plaintiffs’ response brief was filed on June 23, 2014, and the reply brief was filed on July 3, 2014. No date for oral argument has been scheduled. The Court also preserved Shareholder Defendants’ rights to file nineteen motions to dismiss enumerated in their proposal and motions pursuant to Rules 12(b)(2)-(5) of the Federal Rules of Civil Procedure. If these various motions are necessary after the Court decides the global motion to dismiss, the Court will set further guidelines and briefing schedules. No other responses to the operative complaint in the FitzSimons case are currently due or may be filed.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss that may result.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Stock Index Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Stock Index Fund, Inc., including the statements of investments and financial futures, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Stock Index Fund, Inc., at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 11, 2016

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the portfolio hereby reports 100% of the ordinary dividends paid during the fiscal year ended December 31, 2015 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2016 of the percentage applicable to the preparation of their 2015 income tax returns. Also, the fund hereby reports $.0359 per share as a short-term capital gain distribution and $1.2069 per share as a long-term capital gain distribution paid on March 31, 2015.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (72)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 139

———————

Peggy C. Davis (72)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 50

———————

David P. Feldman (76)

Board Member (1996)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1985-present)

Other Public Company Board Memberships During Past 5 Years:

• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-2014)

No. of Portfolios for which Board Member Serves: 36

———————

Ehud Houminer (75)

Board Member (1993)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia

University (1992-present)

Other Public Company Board Memberships During Past 5 Years:

• Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 60

———————

Lynn Martin (76)

Board Member (2012)

Principal Occupation During Past 5 Years:

• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)

Other Public Company Board Memberships During Past 5 Years:

• AT&T, Inc., a telecommunications company, Director (1999-2012)

• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 36

———————

Robin A. Melvin (52)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 110

———————

Dr. Martin Peretz (76)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Editor-in-Chief Emeritus of The New Republic Magazine (2011-2012) (previously,

Editor-in-Chief, 1974-2011)

• Director of TheStreet.com, a financial information service on the web (1996-2010)

• Lecturer at Harvard University (1969-2012)

No. of Portfolios for which Board Member Serves: 36

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James F. Henry, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Philip L. Toia, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 65 investment companies (comprised of 139 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, Director and Associate General Counsel of Deutsche Bank – Asset & Wealth Management Division, and Chief Legal Officer of Deutsche Investment Management Americas Inc. He is an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 40 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since September 2003.

Senior Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since September 2003.

Director – Mutual Fund Accounting of the Manager, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2007.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since September 2003.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 164 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (66 investment companies, comprised of 164 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARI M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 62 investment companies (comprised of 160 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Distributor since 1997.

For More Information

Dreyfus Stock Index Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Index Fund Manager

Mellon Capital Management Corporation
500 Grant Street
Pittsburgh, PA 15258

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-242-8671 or 1-800-346-3621

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Institutional Services Department

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0763AR1215

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $32,226 in 2014 and $33,031 in 2015.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $14,458 in 2014 and $9,350 in 2015. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $ -0- in 2014 and $-0- in 2015.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $2,957 in 2014 and $3,479 in 2015. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $-0- in 2014 and $-0- in 2015.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $1,179 in 2014 and $16 in 2015.  These services included a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $-0- in 2014 and $-0- in 2015.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $23,307,177 in 2014 and $20,055,582 in 2015.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    February 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    February 11, 2016

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    February 11, 2016

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)